Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2023
Date of incorporation	December 13, 2006
Number of vessels owned	120
Combined carrying capacity [Member]
Vessel capacity DWT	13,300,000
Average age of vessels	11.5
Minimum [Member]
Vessel capacity DWT	52,425
Maximum [Member]
Vessel capacity DWT	209,529